Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000159220
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class A Shares
Trading Symbol	DPFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$249	2.43%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 16, 2015)
Deer Park Total Return Credit Fund
Without Load	5.24%	0.28%	3.40%
With Load	-0.81%	-0.90%	2.72%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.68%
HFRX Fixed Income Credit Index	8.65%	2.73%	2.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 192,354,905	$ 192,354,905
Holdings Count | Holding	452	452
Advisory Fees Paid, Amount	$ 3,733,620
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$192,354,905
Number of Portfolio Holdings	452
Advisory Fee (net of waivers)	$3,733,620
Portfolio Turnover	2%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	97.6%
Agency Asset Backed Securities	2.0%
Money Market Funds	0.4%

C000159221
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class C Shares
Trading Symbol	DPFCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$325	3.18%

Expenses Paid, Amount	$ 325
Expense Ratio, Percent	3.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 6, 2017)
Deer Park Total Return Credit Fund	4.47%	-0.45%	1.33%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.64%
HFRX Fixed Income Credit Index	8.65%	2.73%	2.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 192,354,905	$ 192,354,905
Holdings Count | Holding	452	452
Advisory Fees Paid, Amount	$ 3,733,620
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$192,354,905
Number of Portfolio Holdings	452
Advisory Fee (net of waivers)	$3,733,620
Portfolio Turnover	2%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	97.6%
Agency Asset Backed Securities	2.0%
Money Market Funds	0.4%

C000159222
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class I Shares
Trading Symbol	DPFNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.deerparkfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$224	2.18%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.18%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 16, 2015)
Deer Park Total Return Credit Fund	5.38%	0.53%	3.66%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.68%
HFRX Fixed Income Credit Index	8.65%	2.73%	2.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 192,354,905	$ 192,354,905
Holdings Count | Holding	452	452
Advisory Fees Paid, Amount	$ 3,733,620
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$192,354,905
Number of Portfolio Holdings	452
Advisory Fee (net of waivers)	$3,733,620
Portfolio Turnover	2%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Non-Agency Asset Backed Securities	97.6%
Agency Asset Backed Securities	2.0%
Money Market Funds	0.4%